Elfun Funds

Prospectus

April 30, 2014

Equity Funds

Elfun Trusts	ELFNX

Elfun International Equity Fund	EGLBX

Income Funds

Elfun Income Fund	EINFX

Elfun Tax-Exempt Income Fund	ELFTX

Asset Allocation Fund

Elfun Diversified Fund	ELDFX

Money Market Fund

Elfun Government Money Market Fund	ELMXX

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Elfun Funds Prospectus

April 30, 2014

Elfun Trusts

Investment Objectives

Long-term growth of capital and future income rather than current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses	0.12%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.15%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of issuers with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also use various types of derivatives (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in

Elfun Funds Prospectus

April 30, 2014

various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental intervention also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	17.68%	(quarter ended June 30, 2009)
Lowest	-25.24%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Elfun Trusts
Return Before Taxes	34.98	20.17	7.81
Return After Taxes on Distributions	33.14	19.00	6.59
Return After Taxes on Distributions and Sale of Fund Units	21.29	16.61	6.37
S&P 500® Index (does not reflect fees, expenses or taxes)	32.39	17.94	7.40

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager of the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	26 years	Chief Investment Officer – U.S. Equities

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

You may purchase units of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website, or by telephone after you have opened an account with the Fund. You may obtain an account application from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund units on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.geam.com.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

[This page intentionally left blank.]

Elfun International Equity Fund

Investment Objectives

Long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses	0.21%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.31%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$100	$174	$393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily (meaning at least 65%) in companies located in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices they believe do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) issuers of companies representing at least three different countries. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning market capitalizations of $2 billion or more)

The portfolio manager(s) may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the U.S. The portfolio managers may also use various types of derivatives (such as options, futures and futures on options) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political

Elfun Funds Prospectus

April 30, 2014

changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental intervention also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	24.82%	(quarter ended June 30, 2009)
Lowest	-22.85%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Elfun International Equity Fund
Return Before Taxes	21.81	10.81	7.37
Return After Taxes on Distributions	21.48	10.64	6.88
Return After Taxes on Distributions and Sale of Fund Units	12.89	8.91	6.38
MSCI EAFE Index (does not reflect fees, expenses or taxes)	22.78	12.44	6.91

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Ralph R. Layman	23 years	Executive Vice President and Chief Investment Officer Emeritus
Jonathan L. Passmore	12 years	Senior Vice President
Michael J. Solecki	15 years	Senior Vice President and Chief Investment Officer –International Equities

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

You may purchase units of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website, or by telephone after you have opened an account with the Fund. You may obtain an account application from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund units on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.geam.com.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

[This page intentionally left blank.]

Elfun Income Fund

Investment Objective

A high level of income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses	0.20%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.30%
Expenses Reimbursed/Waived by Adviser[1]	(0.01)%
Total Annual Fund Operating Expenses After Reimbursement/Waiver	0.29%
1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with the Fund to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Fund’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$95	$168	$380

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense

Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 330% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest up to 20% of its net assets in high yield securities (also known as “junk bonds”) and, to a lesser extent, in asset-backed securities, foreign (non-U.S.) and emerging market debt securities and equity securities.

The portfolio managers may also use various types of derivatives (such as options, futures, options on futures and credit default swaps) to manage interest rate exposure (also known as duration), to manage exposure to credit quality and to gain exposure to certain market segments.

Elfun Funds Prospectus

April 30, 2014

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities are considered to be speculative and their market value is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental intervention also may increase the risk of loss and volatility in securities markets.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Credit Default Swap Risk is the risk of entering into credit default swap transactions, and includes general market risk, illiquidity risk, counterparty risk and credit risk. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. Swaps are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives Risk”.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	5.10%	(quarter ended September 30, 2009)
Lowest	-2.44%	(quarter ended June 30, 2004)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Elfun Income Fund
Return Before Taxes	-0.95	5.76	4.41
Return After Taxes on Distributions	-2.15	4.24	2.73
Return After Taxes on Distributions and Sale of Fund Units	-0.54	3.91	2.78
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	-2.02	4.44	4.55

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
William M. Healey	18 years	Senior Vice President and Chief Investment Officer – Core Fixed Income
Mark H. Johnson	7 years	Senior Vice President and Chief Investment Officer – Insurance and Long Duration

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

You may purchase units of the Fund by mail, bank wire, electronic funds transfer, via the Funds’ website or by telephone after you have opened an account with the Fund. You may obtain an account application from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund units on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.geam.com.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

[This page intentionally left blank.]

Elfun Tax-Exempt Income Fund

Investment Objective

As high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses	0.20%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

The portfolio manager seeks to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for income generation

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Municipal Bond Index. As of December 31, 2013, the effective duration of the Barclays Municipal Bond Index was 8.35 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash.

Principal Risks

The principal risks of investing in the Fund are:

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, and by uncertainties and public perceptions concerning these and other factors. In recent periods, a number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings, and financial difficulties of municipal issuers may continue or get worse.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is

Elfun Funds Prospectus

April 30, 2014

perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	6.63%	(quarter ended September 30, 2009)
Lowest	-4.57%	(quarter ended December 31, 2010)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Elfun Tax-Exempt Income Fund
Return Before Taxes	-4.06	5.70	4.16
Return After Taxes on Distributions	-5.08	5.09	3.82
Return After Taxes on Distributions and Sale of Fund Units	-1.57	4.90	3.94
Barclays Municipal Bond Index (does not reflect fees, expenses or taxes)	-2.55	5.89	4.29

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager of the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Michael J. Caufield	14 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

You may purchase units of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website or by telephone after you have opened an account with the Fund. You may obtain an account application from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund units on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.geam.com.

Tax Information

In general, income from the Fund is exempt from regular federal income tax but will generally be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to federal, state and local income taxes. Moreover, some dividends from net investment income may be subject to federal alternative minimum taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Elfun Diversified Fund

Investment Objective

The highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses	0.18%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.36%
Expenses Reimbursed/Waived by Adviser[1]	(0.01)%
Total Annual Fund Operating Expenses After Reimbursement/Waiver	0.35%
1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with the Fund to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Fund’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$115	$201	$455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. GE Asset Management utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions.

The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also use various types of derivatives (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities or asset classes (such as securities of small capitalization companies) as an alternative to

Elfun Funds Prospectus

April 30, 2014

investing directly in or selling such securities or asset classes, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality. The Fund may hedge a portion of its foreign currency risk but is not required to do so.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies or governments that are located in emerging market countries, and exchange traded funds to gain exposure to securities, including those of U.S. issuers, that are principally engaged in or related to the real estate industry and to securities of issuers in emerging markets.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental intervention also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Real Estate Securities Risk is the risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	11.59%	(quarter ended June 30, 2009)
Lowest	-16.68%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Elfun Diversified Fund
Return Before Taxes	16.79	11.49	5.41
Return After Taxes on Distributions	14.61	10.69	4.35
Return After Taxes on Distributions and Sale of Fund Units	10.94	9.07	4.26
S&P 500® Index (does not reflect fees, expenses or taxes)	32.39	17.94	7.40
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	-2.02	4.44	4.55
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	15.29	12.82	7.57

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Jeffrey Palma	2 years	Senior Vice President – Chief Market Strategist
David Wiederecht	3 years	President and Chief Investment Officer – Investment Solutions

Elfun Funds Prospectus

April 30, 2014

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

You may purchase units of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website or by telephone after you have opened an account with the Fund. You may obtain an account application from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund units on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.geam.com.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Elfun Government Money Market Fund

Investment Objective

A high level of current income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses	0.19%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.34%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its assets in short-term government securities. The Fund may invest to a lesser extent in short-term, U.S. dollar denominated money market instruments, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification.

The investment adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

The principal risks of investing in the Fund are:

U.S. Government Obligations Risk is the risk that U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

It is possible to lose money on an investment in the Fund.

Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Elfun Funds Prospectus

April 30, 2014

The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a 90 Day U.S. Treasury bill index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	1.31%	(quarter ended September 30, 2007)
Lowest	0.00%	(quarter ended September 30, 2013)
7-Day Yield	0.00%	(as of December 31, 2013)
7-Day Effective Yield	0.00%	(as of December 31, 2013)

Average Annual Total Returns (%)

(as of December 31, 2013)

	1 Year	5 Years	10 Years
Elfun Government Money Market Fund	0.04	0.14	1.74
90 Day U.S. T-Bill (does not reflect fees, expenses or taxes)	0.06	0.10	1.56

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25

You may purchase units of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website or by telephone after you have opened an account with the Fund. You may obtain an account application from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund units on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.geam.com.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Elfun Funds:

90 Day U.S. T-Bill is an unmanaged measure/index of the performance of the most recently auctioned 90 Day U.S. Treasury bills (i.e., having a total maturity of 90 days) currently available in the marketplace.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Barclays Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Credit Default Swaps are transactions in which the “buyer” is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller is normally obligated to pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (“CMOs”) and structured and indexed securities.

Duration is the expected change in the value of a portfolio of fixed income securities that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5 year average portfolio duration means the portfolio would be expected to decrease in value by 5% if interest rates rise 1%. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding a fixed income security.

Emerging market securities include interests in or obligations of governments or entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Elfun Funds Prospectus

April 30, 2014

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•	Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars.

Foreign securities include interests in or obligations of governments or entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, (iv) has the principal trading market for its securities, or (v) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on a Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s or BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI® ACWI Ex-U.S. Index) is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. Index includes both developed and emerging markets.

Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI® EAFE® Index) is a market-capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors.

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments. Each Fund (other than the Elfun Tax-Exempt Income Fund and the Elfun Government Money Market Fund) may also invest indirectly in money market instruments through investments in the GE Institutional Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs) which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to a fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers pursuant to Rule 144A under the Securities Act of 1933.

S&P 500® Index is an unmanaged, market-capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a Fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S.

Elfun Funds Prospectus

April 30, 2014

Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency (FHFA) acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The status of these entities and the value of their securities and the securities which they guarantee could be affected to the extent the entities no longer receive such support.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stocks have lower valuation levels than growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition and there can be no assurance that the utilization of such investment techniques will benefit a Fund. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market fund’s or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e. beyond normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to invest in other securities or use other investment strategies and techniques in pursuit of its investment objective(s). No Fund is under any obligation to invest in or use any other securities, strategies or techniques at any given time or under any particular economic condition. Certain securities, strategies and techniques may expose a Fund to other risks and considerations, which are discussed later in this Prospectus or in the Funds’ Statement of Additional Information (SAI).

Borrowing: Each Fund may borrow for temporary or emergency purposes. The Elfun Tax-Exempt Income Fund also may borrow from banks for long-term or leveraging purposes in an amount not to exceed 10% of total assets. Borrowing for long-term or leveraging purposes may increase the impact on the Fund of fluctuations in the value of securities purchased with borrowed money. There can be no assurance that the Fund would realize a higher return on its investment than the interest rate on borrowed money.

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund or portfolio restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund may from time to time take temporary defensive positions when its portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may hold cash without limit, or restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective(s) and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Trust’s Board of Trustees and therefore investments in accordance with the Fund’s investment objective(s) and policies would no longer be appropriate.

Each Fund may invest directly in money market instruments. Each Fund (other than the Elfun Tax-Exempt Income Fund and the Elfun Government Money Market Fund) may also invest indirectly in money market instruments through investment in the GE Institutional Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management expense for each affiliated Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to that Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any.

To the extent that a Fund holds cash for temporary defensive positions, it may not achieve its investment objective(s).

Any Fund with an 80% investment policy, as stated in the Summary Section above, may change that policy subject to approval of the Fund’s Board of Trustees and upon 60 days’ notice to unitholders.

Elfun Funds Prospectus

April 30, 2014

The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to the approval of the Trusts’ Board of Trustees. Percentage figures refer to the percentage of a Fund’s total assets that may be invested in accordance with the indicated technique.

	Borrowing Limit	Repurchase Agreements	Reverse Repurchase Agreements	Restricted Securities and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
Elfun Trusts	33 1⁄3%	Yes	No	Yes	No	Yes	Yes
Elfun International Equity Fund	33 1⁄3%	Yes	No	Yes	No	Yes	Yes
Elfun Income Fund	33 1⁄3%	Yes	No	Yes	Yes	Yes	Yes
Elfun Tax-Exempt Income Fund	33 1⁄3%*	Yes	No	Yes	No	Yes	Yes
Elfun Diversified Fund	33 1⁄3%	Yes	Yes	Yes	Yes	Yes	Yes
Elfun Government Money Market Fund	33 1⁄3%	Yes	Yes	Yes	No	No	No

*	The Elfun Tax-Exempt Income Fund also may borrow from banks for long-term or leveraging purposes in an amount not to exceed 10% of total assets.

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Credit Default Swaps	Maximum Investment in Debt Securities	Maximum Investment in High Yield Securities	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
Elfun Trusts	Yes	No	No	No	35%	5%	35%*	Yes
Elfun International Equity Fund	Yes	Yes	Yes	No	20%	None	100%	Yes
Elfun Income Fund	Yes	Yes	Yes	Yes	100% (maximum of 25% BBB by S&P or Baa by Moody’s or equivalent)	20% BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35%*	Yes
Elfun Tax-Exempt Income Fund	Yes	No	No	No	100% (maximum of 25% BBB by S&P or Baa by Moody’s or equivalent)	10% BB or B by S&P or Ba or B by Moody’s or below or of similar quality	None	Yes
Elfun Diversified Fund	Yes	Yes	Yes	No	100% (maximum of 25% BBB by S&P or Baa by Moody’s or equivalent)	20% BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70%*	Yes
Elfun Government Money Market Fund	No	No	No	No	100%	None	25%*	Yes

*	This limitation excludes American Depository Receipts (ADR); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

More on Strategies, Risks and Disclosure of Portfolio Holdings

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
Elfun Trusts	Yes	Yes	No	Yes	Yes	No	No*	No
Elfun International Equity Fund	Yes	Yes	No	Yes	Yes	No	No*	No
Elfun Income Fund	Yes	Yes	Yes	No	Yes	Yes	Yes	Yes
Elfun Tax-Exempt Income Fund	Yes	Yes	No	No	No	Yes	Yes	Yes
Elfun Diversified Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Elfun Government Money Market Fund	Yes	Yes	Yes	No	Yes	No	Yes	No

*	Excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset- Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
Elfun Trusts	No	No	No	Yes	No	No	No	No
Elfun International Equity Fund	No	No	No	Yes	No	No	No	No
Elfun Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
Elfun Tax-Exempt Income Fund	Yes	Yes	Yes	Yes	No	No	No	No
Elfun Diversified Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Elfun Government Money Market Fund	No	No	No	Yes	No	Yes	No	Yes

Elfun Funds Prospectus

April 30, 2014

More on Risks

Like all mutual funds, investing in the Elfun Funds involves risk factors and special considerations. An Elfun Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in an Elfun Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that an Elfun Fund will achieve its investment objective(s). Investing in units of an Elfun Fund should not be considered a complete investment program. The unit value of the Funds (except the Elfun Government Money Market Fund) will rise and fall. Although the Elfun Government Money Market Fund seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — may help you to manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility in recent years. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

The primary risks of investing in each Fund are summarized below. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

		Elfun Trusts	Elfun International Equity Fund	Elfun Income Fund	Elfun Tax-Exempt Income Fund	Elfun Diversified Fund	Elfun Government Money Market Fund
	Allocation Risk					✓
	Asset-Backed Securities Risk			✓		✓	✓
	Banking Industry Risk			✓			✓
	Credit Risk	✓	✓	✓	✓	✓	✓
	Derivative Instruments Risk • Futures Contracts Risk • Options Risk	✓	✓	✓		✓
• Credit Default Swap Risk
	Emerging Markets Risk		✓	✓		✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk • Additional Risks Related to Debt and Economic Conditions	✓	✓	✓		✓	✓
	Government Stripped Mortgage-Related Securities Risk			✓		✓
	High Yield Securities Risk			✓		✓
	Initial Public Offerings Risk					✓
	Interest Rate Risk	✓	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓
	Mortgage-Backed Securities Risk			✓		✓
	Municipal Obligations Risk			✓	✓	✓
	Prepayment Risk			✓		✓
	Real Estate Securities Risk					✓
	Redemption Risk	✓	✓	✓	✓	✓	✓
	Repurchase Agreements Risk	✓	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk					✓
	Restricted Securities Risk	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓	✓			✓
	Value Investing Risk					✓
	Mid-Cap Company Risk		✓			✓
	Small-Cap Company Risk					✓
	U.S. Government Obligation Risk						✓
	Valuation Risk	✓	✓	✓	✓	✓

Elfun Funds Prospectus

April 30, 2014

Allocation Risk: GE Asset Management may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Banking Industry Risk: Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade, including enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and are currently subject to ongoing legislative and regulatory scrutiny. The enactment or implementation of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no quarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives not traded on an exchange may be subject to counterparty risk (i.e., the risk that a counterparty to a derivative transaction may be unable to fulfill its obligations). There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

•	Futures Contracts Risk: The loss that may be incurred by entering into futures contracts could exceed the amount of the premiums and margins paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s net asset value. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures contract increases the risk of losing more than the amount initially invested by the Fund. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not be provided the same protections as provided by U.S. exchanges.

•	Options Risk: Options trading entails risks in addition to those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to purchase the options.

•

Credit Default Swap Risk: If a Fund is a buyer in a credit default contract and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller in a credit default contract, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller is normally obligated to pay the notional

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value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. If a Fund writes a credit default swap, it would normally be required to segregate liquid assets equal in value to the notional value of the contract. Swaps are also subject to the risks generally associated with investments in derivatives, which are described above.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•	Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•	Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.
•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

•	Additional Risks Related to Debt and Economic Conditions: The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental intervention also may increase the risk of loss and volatility in securities markets.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not recoup fully its initial investment in interest only mortgage related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Elfun Funds Prospectus

April 30, 2014

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Dividend-paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forgo other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular Federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to Federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

Redemption Risk: Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. The profile of the Funds’ largely retired shareholders is such that redemptions are expected to occur more commonly than purchases and, therefore, there may be a greater risk of this type than with mutual funds of a more diversified shareholder base.

Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted

More on Strategies, Risks and Disclosure of Portfolio Holdings

securities may not benefit from the same investor protection requirements as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, a Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

•	Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•	Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•	Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

•	Mid-Cap Company Risk: Investments in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.
•	Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

•	Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

U.S. Government Obligations Risk: U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Valuation Risk: Portfolio securities may be valued using techniques, other than market quotations, under the circumstances described under the section “Calculating Unit Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds’ portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm to or disadvantage investors in the Funds. The Funds will generally disclose on their website (www.geam.com) the complete list of month-end portfolio holdings for each Fund, 30 days after the end of each month. The Elfun Government Money Market Fund will post its monthly schedule of investments within 5 business days after the end of each month. Top 10 portfolio holdings and portfolio characteristics (such as sector and regional weightings) are generally posted monthly for each Fund, 15 days after the end of each month. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

Elfun Funds Prospectus

April 30, 2014

About the Investment Adviser, Distributor and Servicing Agent

Investment Adviser, Administrator and Sub-Administrator

GE Asset Management, located at 1600 Summer Street, Stamford, Connecticut 06905, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of March 31, 2014, GE Asset Management had approximately $120 billion of assets under management, of which approximately $22 billion was invested in mutual funds.

Management Fee

The management and administration fee charged to each Fund by GE Asset Management is the reasonable cost, both direct and indirect, incurred by GE Asset Management in providing advisory and administration services. Direct and indirect costs incurred by GE Asset Management for a Fund are paid out of, or reimbursed to GE Asset Management from, income received. These costs include: SEC fees, state Blue Sky notification fees, fees of custodians, transfer and dividend disbursing agents, industry association fees, external accounting, audit and legal expenses, costs of independent pricing services, costs of maintaining a Fund’s existence, costs attributable to unitholder services (including, without limitation, telephone and personnel expenses), costs of preparing and pricing unitholders’ reports, prospectuses and statements of additional information and holding meetings, the direct and indirect cost of GE Asset Management personnel providing investment advisory and other services to the Fund. Some of these costs may be incurred directly by the Funds. While Trustees who are employees of GE serve as trustees without compensation, each Fund is required to reimburse GE Asset Management for the portion of the remuneration such persons receive from GE which is allocable to the time they spend on Fund matters in their capacity as GE Asset Management employees. In addition, the following cost and expenses will be incurred directly by a Fund: taxes, brokerage fees and expenses, interest on borrowings and extraordinary expenses.

For the year ended December 31, 2013, the Funds paid GE Asset Management the following amounts as a percentage of average net assets for investment management and administration services:

Elfun Trusts	0.12%
Elfun International Equity Fund	0.21%
Elfun Income Fund	0.20%
Elfun Tax-Exempt Income Fund	0.20%
Elfun Diversified Fund	0.18%
Elfun Government Money Market Fund	0.19%

Under a separate sub-administration agreement, GE Asset Management has delegated certain administrative functions as of October 1, 2013 to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street Bank”). Under the sub-administration agreement, State Street Bank performs certain back office services to support GE Asset Management, including among other things, furnishing financial and performance information about the Funds for inclusion in regulatory filings and Board and shareholder reports; preparing regulatory filings, Board materials and tax returns; performing expense and budgeting functions; performing tax compliance testing; and maintaining books and records.

GE Asset Management has a contractual arrangement with each Fund (other than the Elfun Tax-Exempt Income Fund and the Elfun Government Money Market Fund) to waive a portion of its management fee charged to a Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to that Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Elfun Trusts’ Board of Trustees and GE Asset Management.

With respect to the Elfun Government Money Market Fund, GE Asset Management has voluntarily undertaken to subsidize its management expense and/or certain expenses of the Elfun Government Money Market Fund to the extent necessary to maintain a minimum annualized net yield of 0.00%.

This voluntary management expense and/or other expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice. GE Asset Management may recapture any reduced fees or subsidized expenses for up to three years from the date reduced, provided that the total operating expense ratio for the Elfun Government Money Market Fund, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made. There can be no assurance that these expense subsidies will be sufficient to avoid any loss.

Board of Trustees’ Approval of Investment Advisory Agreements

The Funds’ annual report to unitholders for the twelve-month period ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of all investment advisory contracts.

Manager of Managers Structure

GE Asset Management and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that gives the Funds relief to operate under a manager of managers structure (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management, with the approval of the Board of Trustees, may appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without obtaining the approval of unitholders. GE Asset Management, however, retains responsibility, subject to oversight of the Board of Trustees, for overseeing the Funds’ sub-advisers and

About the Investment Adviser, Distributor and Servicing Agent

recommending to the Board their hiring, termination, or replacement. The adoption of the Manager of Managers Structure by a Fund requires prior unitholder approval, which has been obtained only for the Elfun Diversified Fund. The Elfun Diversified Fund does not currently employ a sub-adviser.

The SEC order permits GE Asset Management to enter into sub-advisory agreements with a sub-adviser that is affiliated with GE Asset Management or the Funds, but the appointment of any such sub-adviser is subject to the conditions that (1) the compensation paid to the affiliated sub-adviser must be limited to reimbursement of its reasonable costs of providing sub-advisory services to the Funds, without any element of profit, and (2) the Board must make a separate finding that the appointment of the affiliated sub-adviser is in the best interests of the Funds and unitholders, and does not involve a conflict of interest from which GE Asset Management or the affiliated sub-adviser derives an inappropriate advantage.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining unitholder approval for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not diminish GE Asset Management’s responsibilities to a Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Unitholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Elfun Funds Prospectus

April 30, 2014

About the Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of the Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including security purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds (except for the Elfun Government Money Market Fund) followed by biographical information for each portfolio manager.

Portfolio Management Teams

Elfun Trusts is managed by David B. Carlson.

Elfun International Equity Fund is managed by a team of portfolio managers that includes Ralph R. Layman, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other, rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

Elfun Income Fund is managed by a team of portfolio managers that includes William M. Healey and Mark H. Johnson. Mr. Healey and Mr. Johnson are each responsible for a portion of the Fund, the size of which is determined by team consensus and adjusted on a periodic basis, if necessary. Although each portfolio manager manages his portion of the Fund independent of the other team members, the team is highly collaborative and communicative.

Elfun Tax-Exempt Income Fund is managed by Michael J. Caufield.

Elfun Diversified Fund is managed by a team of portfolio managers that includes Jeffrey Palma and David Wiederecht. Messrs. Palma and Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by separate teams of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Funds’ investments. The portfolio managers may change from time to time. Except in the case of the Elfun Government Money Market Fund, the SAI provides the following additional information about each portfolio manager: (i) the portfolio manager’s compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager’s ownership of shares of the Fund he/she manages, if any.

David B. Carlson is Chief Investment Officer — U.S. Equities of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson has served as the portfolio manager for Elfun Trusts since 1988. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

Michael J. Caufield is a Senior Vice President of GE Asset Management. He is the portfolio manager of the Elfun Tax-Exempt Income Fund and has served in that capacity since October 2000. Mr. Caufield joined GE Asset Management in 1987 as Vice President, Manager of Fixed Income Research & Analysis and was promoted to Senior Vice President in 1994.

William M. Healey is a Senior Vice President and Chief Investment Officer — Core Fixed Income Investments of GE Asset Management. He has served on the portfolio management team for the Elfun Income Fund since joining GE Asset Management in 1996. Mr. Healey became Vice President in June 2001, Senior Vice President in January 2007 and Chief Investment Officer — Core Fixed Income Investments in April 2012. Prior to joining GE Asset Management, Mr. Healey spent over 11 years in the fixed income group at MetLife.

Mark H. Johnson is a Senior Vice President and Chief Investment Officer — Insurance and Long Duration of GE Asset Management. He has been a member of the portfolio management team for the Elfun Income Fund since 2007. Mr. Johnson joined GE in 1998 and GE Asset Management as a Vice President and portfolio manager in 2002. He became Senior Vice President in 2007 and Chief Investment Officer — Insurance and Long Duration in April 2012. Prior to joining GE Asset Management, Mr. Johnson held positions at insurance companies and public accounting firms.

Ralph R. Layman is an Executive Vice President, Chief Investment Officer Emeritus — Public Equities and a Director of GE Asset Management. Mr. Layman has led the team of portfolio managers for the Elfun International Equity Fund since 1991. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments, became an Executive Vice President in 1992, served as President — International Equities from March 2007 to July 2009, President and Chief Investment Officer — Public Equities from July 2009 to March 2012 and has served as Chief Investment Officer Emeritus since March 2012.

Jeffrey Palma is a Senior Vice President and Chief Market Strategist at GE Asset Management, and a portfolio manager of the Elfun Diversified Fund. He became a member of the portfolio management team for the Elfun Diversifed Fund in May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting

About the Investment Adviser, Distributor and Servicing Agent

About the Portfolio Managers

UBS’ global equities and fixed income businesses including Managing Director, Head of Global Equity Strategy from 2007 to 2012, Executive Director, Global Asset Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.

Jonathan L. Passmore is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the Elfun International Equity Fund since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, International Equity.

Michael J. Solecki is a Senior Vice President and Chief Investment Officer — International Equities of GE Asset Management. He has served as a portfolio manager of the Elfun International Equity Fund since August 1999. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996, Senior Vice President in 2000, Co-Chief Investment Officer — International Equities in March 2009 and Chief Investment Officer — International Equities in March 2012.

David Wiederecht is the President and Chief Investment Officer — Investment Solutions and a Director of GE Asset Management. He has served as a portfolio manager to the Elfun Diversified Fund since January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Solutions since 2008.

Elfun Funds Prospectus

April 30, 2014

How to Invest

Who May Purchase Units

Units of any of the six Elfun Funds may be purchased or held by the following as determined at the time the account is opened:

1. Regular or Senior members of the Elfun Society;

2. General Electric (GE) employees;

3. GE retirees;

4. GE Board members;

5. GE or its subsidiaries;

6. Surviving un-remarried spouses of Elfun Society members;

7. Immediate family members of Elfun Society members, GE employees, GE retirees, or GE Board members;

8. Trusts for the sole benefit of (a) Elfun Society members, (b) GE employees, (c) GE retirees, (d) GE Board members, or immediate family members of (a), (b), (c), or (d);

9. Estate planning vehicles for the benefit of lineal descendants (such as grandchildren and great-grandchildren) of Elfun Society members, GE employees, GE retirees, or GE Board members; and

10. Such others as the Trustees of the Funds may permit provided that their participation does not affect the Funds’ status as “employees’ securities companies” within the meaning of section 2(a)(13) of the Investment Company Act of 1940, as amended (the 1940 Act).

Regular members of the Elfun Society are selected from active employees of GE and/or its majority owned subsidiaries. Senior members are former members who have retired from those companies. Immediate family is defined as parent, spouse of parent, spouse, brother, sister, child, spouse of child, and grandchild (including blood, step, and adoptive relationships).

Residency Requirement

In order to be eligible to open an account with the Funds, an investor must be a legal resident of the United States (including the U.S. Virgin Islands and Puerto Rico), unless otherwise approved by the Funds’ distributor, GE Investment Distributors, Inc. (GEID or Distributor). The Distributor and/or the Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains to non-U.S. residents in a check mailed to them; and (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident.

How to Purchase Units

Units may be purchased in several ways. You may purchase units by mail, bank wire, electronic funds transfer, via the Funds’ website or by telephone. You may obtain an application from the Distributor by calling 1-800-242-0134 or from the Funds’ website at http://www.geam.com.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, social security or taxpayer identification number, and possibly other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. This information will be used only for the purpose of establishing and confirming your identity.

If you do not provide this information when requested, or do not permit us to see identifying documents, we may be unable to verify your identity and open your accounts. Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional units until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s net asset value per unit. If your account is closed for any reason, your units will be redeemed at the net asset value per unit next calculated, which may result in a loss of your investment as well as a taxable gain or loss.

To reduce expenses by eliminating duplicate mailings to the same address, the Fund may choose to mail only one report, prospectus, proxy statement or information statement, as applicable, to your household, even if more than one member of the household has an account with the Fund. If you would like to receive additional reports, prospectuses, or proxy statements, please call 1-800-242-0134. The Funds no longer issue physical certificates representing units in any Fund. Ownership of units is evidenced by Statements of Account representing units issued in book-entry form (book units).

The Funds and the Distributor may reject any purchase order or exchange request for any reason.

An individual or entity that purchases or holds units and is determined by the Funds, at any time, to be ineligible, will be required to redeem those units immediately and bear any associated transaction costs, market exposure risks, and tax consequences.

Minimum Investments

	By mail	By wire

Initial Investment	$500	$1,000
Subsequent Investments	$100	$1,000

Initial and subsequent investment minimums are reduced to $25 for Automatic Investment and Payroll Savings Plans. Accounts that fall below the $500 account minimum may be automatically redeemed by a Fund on 30 days’ notice and will bear any associated transaction costs, market exposure risks, and tax consequences.

How to Invest

How to Purchase Units

Opening an Account and Investing by Mail

•	Read this Prospectus.

•	If opening a new account, complete and sign the application. You may obtain an application by calling the Distributor at 1-800-242-0134 or from the Funds’ website at www.geam.com.

•	Send a check drawn on a U.S. bank in U.S. Dollars payable to the specific Elfun Fund in which you want to invest. Third party checks, endorsed checks, credit card checks, courtesy checks, checks payable to cash, starter checks, travelers cheques, checks drawn from a foreign bank (or with a foreign address), money orders, cashier’s checks in amounts of less than $10,000, post-dated checks, post-dated on-line bill pay checks, and any conditional order or payment are not accepted by the Funds. Cash (currency) is also not accepted.

•	If adding to an existing account, include your account number on the check.

•	If a check used to open or add to an account does not clear (which could take up to 10 days or more), you may be assessed an additional charge.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Such purchase orders or redemption requests will be considered received when they arrive at the premises where transfer agent functions are performed. In general, the transfer agent’s policy is to pick up mail items in its post office box multiple times during the course of a business day.

•	If you are not eligible to purchase units of the Fund or you do not fully and accurately complete an application, an account will not be opened and your money will be returned without effecting a purchase.

•	An account may be opened and a purchase may be effected while your eligibility to invest in the Funds is being verified. If, after your purchase is effected, we are unable to verify your eligibility to purchase units or you are found to be ineligible to purchase units, we will immediately redeem your units at a price reflecting the net asset value per unit next calculated after such determination is made, which may result in a loss on your investment as well as a taxable gain or loss.

Once You Have Opened an Account — You Have Additional Options

By Wire

•	You may have your financial institution electronically transfer (wire) monies to your account. Wire to the address below. Include your name, the name of the Fund, and your account number. Before sending your wire, please contact GE Mutual Funds at 1-800-242-0134 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wire Address:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202-5207

ABA #075000022

Credit: U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(shareholder name and address)

(shareholder account number)

•	Your financial institution may charge a fee for wire transactions.

•	Wire orders received by the close of regular trading on the New York Stock Exchange (NYSE) are executed at that day’s net asset value per unit. Wire orders received after the close of regular trading on the NYSE receive the next business day’s price. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Electronic Funds Transfer

•	Investors may purchase additional shares of the Funds by calling 1-800-242-0134. If you elected this option on your account application, and your account has been open for at least 10 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

•	Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Direct Deposit or Payroll Deduction

•	You may invest automatically with money deducted from your federal pay check, Social Security check, GE employee or other company’s payroll check.

Elfun Funds Prospectus

April 30, 2014

•	To make arrangements, please contact us at 1-800-242-0134.

•	For payroll deductions, you may be required to complete a payroll deduction form. GE employees may login to GE’s benefits website and establish payroll deduction by selecting Direct Deposit. All others will be required to contact their employers directly.

•	Account statements will be sent quarterly.

•	You may elect to modify or terminate your participation in the Direct Deposit or Payroll Deduction programs by contacting your employer directly. For GE employees, please login to GE’s benefits website.

•	The Funds may modify or terminate this feature at any time upon notice to you.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a periodic basis. In order to participate in the Plan, each purchase must be in the amount of $25 or more, and your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the new account application or the Account Options Form, as applicable, or call the Fund’s transfer agent at 1-800-242-0134 for additional information. Money invested pursuant to the Automatic Investment Plan will not be available from your Fund account for 10 business days. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent by telephone or in writing 5 days prior to the effective date. The Funds may modify or terminate this feature at any time.

By Website

Investors can purchase Units of a Fund by accessing the Funds’ website at www.geam.com, selecting Elfun Member/GE Employee as your website and following the instructions under My Account.

Retirement Accounts

Units of the Funds, other than the Elfun Tax-Exempt Income Fund, are available for purchase by an Elfun Traditional or Roth Individual Retirement Account (Elfun IRAs). An Elfun IRA application and further details about Elfun IRA plans are available from the Distributor.

How to Invest

How to Redeem Units

Redemption of Units in General

You may take money out of your account by redeeming (selling) some or all of your units.

By Mail

Each signature must be signature guaranteed for any redemption:

•	In excess of $50,000;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 30 days; or

•	When ownership of an account is being changed.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Signature Guarantee

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Funds may require additional information for redemptions made by corporations, executors, administrations, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account.

By Website

Investors can redeem Units of a Fund by accessing the Funds’ website at www.geam.com, selecting Elfun Member/GE Employee as your website and following the instructions under My Account.

By Telephone

•	Units may be redeemed by telephone up to a maximum of $50,000 per day utilizing the Funds’ automated Voice Response system or by an agent during business hours.

•	Proceeds may be paid by check or wire.

•	The telephone option must have been selected during initial account setup or subsequently by written request signed by all registered unitholders.

•	Call 1-800-242-0134.

•	Telephone privileges may be suspended for a particular account upon notice or if the Distributor reasonably believes the caller or accountholder does not have legal capacity to effect transactions.

•	Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures to authenticate the caller.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone transactions must be received before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Wire

•	You may redeem your units by telephone and have the proceeds of the sale wired to your bank instead of receiving a check.

•	Minimum wire amount is $1,000.

•	Call 1-800-242-0134.

•	A $10 fee per wire will be charged to your account.

•	Before we can process your wire redemption, we must have received proper wire instructions. You may provide wire instructions at initial account setup or subsequently. To provide wire instructions after initial account set up, send a written request, signed by each unit-holder with a medallion signature guarantee, to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Elfun Funds Prospectus

April 30, 2014

By Systematic Withdrawal Plan

You may select a specific amount to be redeemed from your account on a regular basis.

•	Your account balance must be at least $10,000.

•	Minimum of $50 per withdrawal.

•	You may sell units monthly or quarterly.

•	You will receive written confirmation of transactions quarterly (except for the Elfun Government Money Market Fund which provides a written confirmation monthly).

•	Further information may be obtained by calling 1-800-242-0134.

Checkwriting

Checkwriting privileges may be elected at no cost by unitholders of Elfun Government Money Market Fund. Checks may be made payable to any person in amounts of $100 or more. The Transfer Agent will redeem units in an amount sufficient to cover the amount of a check. If the amount of the check is greater than the value of the units in a unitholder’s account, the check will be returned marked “insufficient funds” and you may be assessed an additional charge. Further information may be obtained by calling 1-800-242-0134.

Special Considerations for Selling units

•	If you have purchased units of a Fund by personal check, redemption of these units can only be processed after your check is cleared by your bank. This could take up to 15 days or more.

•	If your account balance falls below $500, the Transfer Agent may request that you bring your balance up to the $500 minimum or request that you close your account. If you take no action within 30 days, the Transfer Agent may sell your units and mail the proceeds to you, in which case you will bear any transaction costs, market exposure risks, and tax consequences. This $500 minimum balance requirement is waived for qualified plans, Direct Deposit or Payroll Deduction accounts, and Automatic Investment Plan accounts.

•	Normally, redemption requests are processed by the next business day, but may take up to seven business days if making immediate payment would adversely affect the Fund.

•	Redemptions may be suspended or payment postponed when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.

•	Book units may be redeemed by telephone, via the Funds’ website or mail. Units represented by certificates should be mailed to the Elfun Funds for deposit into book units.

•	If the Board of Trustees determines that the deviation between the Elfun Government Money Market Fund’s amortized cost price per share and the market based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent liquidation of the Elfun Government Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of redemption proceeds.

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund’s assets may be considered detrimental to the Fund’s existing unitholders. Therefore, the Fund may require that you take a “redemption in kind” upon redemption and may give you portfolio securities instead of cash proceeds. You may have to sell those portfolio securities through a broker and may incur transaction costs when you sell them.

When We Receive Your Transaction Request

•	Purchase and redemption requests received in good order will be executed at the net asset value per unit next calculated after receipt of transaction instructions (in the case of redemptions, less any redemption fee as the Trustees may prescribe).

•	Purchase and redemption orders are executed only on days when the NYSE is open for trading. NAV normally is calculated as of the close of the NYSE. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

•	For Funds declaring daily income dividends, you will begin to earn income as of the first business day after payment for your order has been received by the Fund.

•	If authorized on your application or otherwise, you may initiate certain transactions (such as redemptions) by telephone. The Distributor will not be responsible for losses resulting from unauthorized telephone transaction instructions if it follows reasonable procedures to verify the identity of the investor.

How to Invest

How to Exchange Units

You can exchange units of one Elfun Fund for units of another Elfun Fund. An exchange is a sale and purchase of units for tax purposes. You may have a taxable gain or loss when you exchange your units. To exchange units:

•	by telephone, call 1-800-242-0134.

•	by website, go to www.geam.com, select Elfun Member/GE Employee as your website and follow the instructions under My Account.

•	by mail, send your written request to us at the address below.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

You should review the description of the Fund that you wish to purchase.

Elfun Funds Prospectus

April 30, 2014

Disruptive Trading Policy

The Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or financial intermediaries.

Direct Investor Accounts

An investor that redeems or exchanges out of (or purchases) a particular Fund (other than the Elfun Government Money Market Fund) within 30 days of a purchase or exchange into (or redemption out of) that same Fund may be restricted from further investing in any Fund or exchanging between Funds, subject to the exceptions described below, all without prior notice to the investor. The Funds may also restrict investments and exchanges by investors that are believed to have engaged in a pattern of disruptive trading. In addition, the Funds may reject purchase orders or terminate or restrict the exchange privileges of any account associated with a broker-dealer representative, branch office, or firm that the Funds have determined to be a source or facilitator of disruptive trading, even if no disruptive trading has occurred in that particular account. Exchanges and purchases may be permitted again for restricted investors under certain circumstances in the sole discretion of GE Asset Management (or its affiliates).

Exceptions:

The restrictions described above do not apply to (1) systematic withdrawals (e.g., regular periodic automatic redemptions, dividend and capital gain distributions, and systematic share class conversions); and (2) systematic purchases (e.g., regular periodic automatic purchases and dividend reinvestments) where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase. The Funds may also exclude small transactions less than an amount set from time to time under the Funds’ policies.

Omnibus Accounts with Financial Intermediaries

The Funds are also offered through a limited number of financial intermediaries that may establish an “omnibus” account with the Funds. Because the Funds may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of financial intermediaries or if omnibus accounts are used to hide disruptive trading within the trading activity of a larger number of underlying investors.

In deciding whether to establish an omnibus account with a financial intermediary, the Funds will consider whether the financial intermediary has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the Fund to direct accounts). If the financial intermediary has its own disruptive trading policies and procedures, the Funds will seek assurance from the financial intermediary that such policies and procedures will be effectively enforced.

If the financial intermediary does not have its own disruptive trading policies and procedures, the Funds will seek to obtain the financial intermediary’s cooperation in enforcing the Funds’ disruptive trading policies and procedures to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it.

There is an existing omnibus account with a financial intermediary that was established prior to the adoption of the foregoing policies and procedures. The Funds will make reasonable efforts to work with this financial intermediary to implement the policies and procedures described above, although there is no guarantee that such efforts will be successful.

Reservation of Rights to Reject Purchase or Exchange Orders

The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or financial intermediary.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the Funds and the Distributor to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Fund’s disruptive trading policies and procedures will be effective. For example, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be able to detect or stop disruptive trading until harm to the Funds has already occurred.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require a Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

•	require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

How to Invest

•	increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern Time). Funds that invest significantly in high-yield securities or small-capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Elfun Funds Prospectus

April 30, 2014

Dividends, Capital Gains and Other Tax Information

Unless you instruct a Fund to pay dividends from net investment income and distributions from net capital gains to you in a check mailed to you, they will be reinvested in your account. There are no fees or charges to reinvest dividends or distributions.

If you do not instruct us to mail you a dividend check and the check is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the applicable Fund. Further, if your distribution check is not cashed within six months of the date of the check, the distribution may be reinvested in the applicable Fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code. Each Fund is subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

Fund	Distribution Schedule
Elfun Trusts Elfun International Equity Fund Elfun Diversified Fund	• Dividends typically are declared and paid annually. • Short-term and long-term capital gain distributions, if any, typically are declared and paid annually.
Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund*	• Dividends are declared daily and paid monthly. • Short-term and long-term capital gains, if any, typically are declared and paid annually.

*	All expenses of the Elfun Government Money Market Fund are accrued daily and deducted before declaration of dividends to unitholders.

Taxes

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments made through tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxed at long-term capital gain rates, regardless of how long you have owned your units. Certain dividends paid to individuals currently may qualify to be taxed at long-term capital gain rates if necessary holding periods are satisfied.

In addition, if you sell or redeem Fund units, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those units. If you exchange units of one Elfun Fund for units of another Elfun Fund, the exchange will be treated as a sale and purchase of units for tax purposes.

If you buy shares of a Fund that has accumulated income or realized capital gains but has not yet distributed the income or gains shortly before the ex-dividend date, you will be “buying a dividend” by paying the full price for units of the Fund but may receive part of the purchase price back in the form of a taxable distribution. To avoid “buying a dividend,” you should check the respective Fund’s distribution schedule prior to investing. You are responsible for any tax liabilities generated by your transaction.

Distributions from Elfun Tax-Exempt Income Fund

In general, income from the Elfun Tax-Exempt Income Fund is exempt from regular Federal income tax but will generally be subject to state and local taxes. Generally because the Fund may invest in taxable securities, some dividends from net investment income may be subject to Federal, state and local income taxes. Moreover, some dividends from net investment income may be subject to Federal alternative minimum taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

Taxes on Transactions

Redemptions (including exchanges), may result in capital gains or losses for federal income tax purposes. A capital gain or loss on your investment is generally the difference between the cost basis of your units and the proceeds you receive upon sale.

Foreign Taxes of Certain Elfun Funds

Foreign governments may impose taxes on a Fund’s investments in foreign securities, and these taxes generally will reduce the Fund’s distributions. If more than 50% of a Fund’s total assets are invested in foreign securities at the close of its taxable year, the Fund may elect to pass through to its unitholders foreign taxes it paid with respect to its investments meeting certain holding period requirements. If you meet certain holding period requirements with respect to your units of such Fund, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Dividends, Capital Gains and Other Tax Information

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of taxable Fund distributions and the proceeds from redemption of Fund units.

Additional Information

Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI. You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Funds.

Elfun Funds Prospectus

April 30, 2014

Calculating Unit Value

Fund units are sold and redeemed at net asset value (NAV). The NAV of each Fund is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by each Fund may change on days when unitholders will not be able to purchase or redeem the Fund’s units.

The NAV per unit for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that Fund, subtracting its liabilities, and then dividing the result by the number of that Fund’s outstanding units.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

Portfolio securities of Elfun Government Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Trusts’ Board of Trustees that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by a valuation committee of GE Asset Management. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Listed derivatives such as exchange traded futures, options and swaps are typically valued at the settlement or close price on the exchange in which they trade, and if no close price is available, then at the last sale price. Non-listed over-the-counter derivatives are typically valued by an approved independent pricing service or broker-dealer.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

Elfun Funds Prospectus

April 30, 2014

Elfun Trusts
	2013	2012	2011	2010	2009
Inception date	—	—	—	—	5/27/35
Net asset value, beginning of period	$44.06	$40.35	$41.38	$38.50	$30.23
Income/(loss) from investment operations:
Net investment income	0.71	0.77	0.48	0.40	0.35
Net realized and unrealized gains/(losses) on investments	14.68	7.77	0.06	4.64	9.83
Total income from investment operations	15.39	8.54	0.54	5.04	10.18
Less distributions from:
Net investment income	0.72	0.76	0.48	0.41	0.37
Net realized gains	2.66	4.07	1.09	1.75	1.51
Return of capital	—	—	—	—	0.03
Total distributions	3.38	4.83	1.57	2.16	1.91

Net asset value, end of period	$56.07	$44.06	$40.35	$41.38	$38.50

Total Return (a)	34.98%	21.27%	1.33%	13.07%	33.62%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,326,948	$1,820,262	$1,647,396	$1,731,716	$1,639,896
Ratios to average net assets:
Net investment income	1.36%	1.60%	1.09%	1.00%	1.05%
Net expenses (d)	0.15%(b)	0.19%(b)	0.21%(b)	0.21%(b)	0.23%(b)
Gross expenses (d)	0.15%	0.19%	0.21%	0.22%	0.24%
Portfolio turnover rate	12%	11%	16%	14%	8%

Elfun International Equity Fund
	2013	2012	2011	2010	2009
Inception date	—	—	—	—	1/1/88
Net asset value, beginning of period	$18.31	$15.43	$18.92	$18.24	$14.65
Income/(loss) from investment operations:
Net investment income	0.37	0.35	0.44	0.36	0.43
Net realized and unrealized gains/(losses) on investments	3.62	2.88	(3.48)	0.69	3.63
Total income/(loss) from investment operations	3.99	3.23	(3.04)	1.05	4.06
Less distributions from:
Net investment income	0.37	0.35	0.44	0.37	0.44
Net realized gains	—	—	—	—	0.03
Return of capital	—	0.00*	0.01	—	—
Total distributions	0.37	0.35	0.45	0.37	0.47

Net asset value, end of period	$21.93	$18.31	$15.43	$18.92	$18.24

Total Return (a)	21.81%	20.95%	(16.02)%	5.77%	27.69%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$306,922	$260,728	$240,572	$309,473	$301,332
Ratios to average net assets:
Net investment income	1.83%	1.98%	2.34%	2.05%	2.66%
Net expenses (d)	0.31%(b)	0.45%(b)	0.30%(b)	0.32%(b)	0.27%(b)
Gross expenses (d)	0.31%	0.45%	0.31%	0.34%	0.28%
Portfolio turnover rate	49%	47%	39%	42%	45%

See Notes to Financial Statements	51

Financial Highlights

Elfun Income Fund
	2013	2012	2011	2010	2009
Inception date	—	—	—	—	12/31/84
Net asset value, beginning of period	$11.65	$11.58	$11.18	$10.73	$10.35
Income/(loss) from investment operations:
Net investment income	0.29	0.26	0.39	0.36	0.43
Net realized and unrealized gains/(losses) on investments	(0.40)	0.42	0.48	0.52	0.38
Total income from investment operations	(0.11)	0.68	0.87	0.88	0.81
Less distributions from:
Net investment income	0.29	0.26	0.38	0.43	0.43
Net realized gains	0.03	0.35	0.09	—	—
Total distributions	0.32	0.61	0.47	0.43	0.43

Net asset value, end of period	$11.22	$11.65	$11.58	$11.18	$10.73

Total Return (a)	(0.95)%	5.94%	7.87%	8.31%	8.04%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$319,994	$364,407	$363,029	$350,325	$338,481
Ratios to average net assets:
Net investment income	2.53%	2.20%	3.39%	3.34%	4.15%
Net expenses (d)	0.28%(b)	0.23%(b)	0.24%(b)	0.23%(b)	0.24%(b)
Gross expenses (d)	0.29%	0.25%	0.26%	0.27%	0.27%
Portfolio turnover rate	330%	402%	438%	357%	320%

Elfun Tax-Exempt Income Fund
	2013	2012	2011	2010	2009
Inception date	—	—	—	—	1/1/80
Net asset value, beginning of period	$12.32	$11.97	$11.33	$11.64	$10.73
Income/(loss) from investment operations:
Net investment income	0.49	0.51	0.53	0.53	0.53
Net realized and unrealized gains/(losses) on investments	(0.98)	0.37	0.64	(0.31)	0.91
Total income from investment operations	(0.49)	0.88	1.17	0.22	1.44
Less distributions from:
Net investment income	0.49	0.51	0.53	0.53	0.53
Net realized gains	0.00*	0.02	—	—	—
Total distributions	0.49	0.53	0.53	0.53	0.53

Net asset value, end of period	$11.34	$12.32	$11.97	$11.33	$11.64

Total Return (a)	(4.06)%	7.45%	10.57%	1.86%	13.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,568,533	$1,785,176	$1,730,904	$1,677,925	$1,776,803
Ratios to average net assets:
Net investment income	4.14%	4.18%	4.56%	4.54%	4.66%
Net expenses (d)	0.23%	0.18%	0.19%	0.19%	0.18%
Gross expenses (d)	0.23%	0.18%	0.19%	0.19%	0.18%
Portfolio turnover rate	28%	28%	31%	26%	33%

52	See Notes to Financial Statements

Elfun Funds Prospectus

April 30, 2014

Elfun Diversified Fund
	2013	2012	2011	2010	2009
Inception date	—	—	—	—	1/1/88
Net asset value, beginning of period	$18.30	$16.53	$17.41	$16.08	$13.41
Income/(loss) from investment operations:
Net investment income	0.36	0.33	0.38	0.28	0.29
Net realized and unrealized gains/(losses) on investments	2.70	1.78	(0.83)	1.32	2.68
Total income/(loss) from investment operations	3.06	2.11	(0.45)	1.60	2.97
Less distributions from:
Net investment income	0.35	0.34	0.43	0.27	0.30
Net realized gains	1.17	—	—	—	0.00
Total distributions	1.52	0.34	0.43	0.27	0.30

Net asset value, end of period	$19.84	$18.30	$16.53	$17.41	$16.08

Total Return (a)	16.79%	12.77%	(2.60)%	9.98%	22.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$235,903	$213,168	$210,095	$229,881	$220,654
Ratios to average net assets:
Net investment income	1.78%	1.75%	2.11%	1.76%	1.98%
Net expenses (d)	0.33%(b)	0.46%(b)	0.40%(b)	0.48%(b)	0.43%(b)
Gross expenses (d)	0.34%	0.47%	0.41%	0.75%	0.47%
Portfolio turnover rate	144%	173%	197%	148%	142%

Elfun Government Money Market Fund
	2013	2012	2011	2010	2009
Inception date	—	—	—	—	6/13/90
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(loss) from investment operations:
Net investment income	—	—	0.00*	0.00*	0.00*
Total income from investment operations	—	—	0.00*	0.00*	0.00*
Less distributions from:
Net investment income	—	—	0.00*	0.00*	0.00*
Net realized gains	0.00*	—	—	—	—
Total distributions	0.00*	—	0.00*	0.00*	0.00*

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (a)	0.04%	0.00%	0.07%	0.15%(c)	0.42%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$166,530	$164,529	$177,378	$207,108	$244,564
Ratios to average net assets:
Net investment income	—%	—%	0.01%	0.06%	0.43%
Net expenses	0.11%**	0.18%**	0.23%**	0.26%**	0.24%**
Gross expenses	0.34%	0.32%	0.32%	0.28%	0.24%C

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
(c)	Total return is revised to correct an error in the total return calculation, which was determined not to be material to previously issued financial statements.
(d)	Ratio may not correlate to the Annual Fund Operating Expenses table due to Acquired Fund Fees and Expenses.
*	Less than $0.005
**	GEAM has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.00%.

See Notes to Financial Statements	53

Elfun Funds Prospectus

If you wish to know more

You will find additional information about the Elfun Funds in the following documents:

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference and is legally considered part of this Prospectus.

Annual Report to Unitholders: Additional information about each Fund’s investments is available in the Elfun Funds annual report to unitholders. In the annual report you will find a discussion of market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Elfun Funds

You may obtain a free copy of the SAI or the Funds’ annual report and make inquiries by contacting:

Elfun Mutual Funds

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Telephone: 1-800-242-0134

Website: http://www.geam.com/elfunProspectus

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor and Servicing Agent

GE Investment Distributors, Inc.

Member FINRA/SIPC

Investment Company Act file numbers:

Elfun Trusts: 811-00483

Elfun International Equity Fund: 811-05216

Elfun Income Fund: 811-03715

Elfun Tax-Exempt Income Fund: 811-02735

Elfun Diversified Fund: 811-05324

Elfun Government Money Market Fund: 811-05904

ELF-PRO-1 (04/14)